RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Dec. 31, 2020	Mar. 09, 2020	Dec. 31, 2021	Nov. 30, 2021	Apr. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021
Agreement related expenses							$ 0	$ 106,712
Net sales percent			15.00%				15.00%
Principal amount			$ 250,000	$ 250,000			$ 250,000
Net proceeds from convertible debt			1,250,000	$ 1,250,000			307,500
Debt conversion amount							210,301	1,073,566
Payments of related party debt								20,000
Other debt	$ 95,000		$ 359,262				359,262	$ 95,000
Common shares issued for cash							420,302
Number of restricted shares, shares							$ 226,432
Common stock par value	$ 0.01		$ 0.01				$ 0.01	$ 0.01	$ 0.20
Fall 2019 Note [Member]
Other debt			$ 20,000				$ 20,000
Chief Executive Officer [Member]
Due to Related Parties	$ 70,000		120,000				120,000	$ 70,000		$ 250,000
Principal amount	70,000		20,000				20,000	70,000
Payments of related party debt								70,000
Payments of related party debt	50,000							50,000
Other debt	20,000		20,000				20,000	$ 20,000
Common shares issued issued for cash, shares								5
Common shares issued for cash								$ 250,000
Chief Executive Officer [Member] | Fall 2019 Note [Member]
Principal amount					$ 250,000
Debt conversion amount					35,000
Chief Executive Officer [Member] | August 2021 Convertible Note [Member]
Other debt			20,000				20,000
CFO [Member]
Payments of related party debt						$ 45,000
Other debt			45,000				45,000
Proceeds from of short term debt							120,000
Repayment of short term debt							25,000
CFO [Member] | August Two Thousand And Twenty One Note [Member]
Debt conversion amount							75,000
CFO [Member] | Auguest Two Thousand And Twenty One Note [Member]
Other debt			75,000				75,000
Autotelic Inc [Member]
Other debt			120,000				120,000
Autotelic Inc One [Member]
Other debt			250,000				250,000
Autotelic [Member]
Due to Related Parties			20,000				20,000
Payments of related party debt							20,000
Autotelic [Member] | Convertible note [Member]
Proceeds from of short term debt							20,000
Master Service Agreement [Member]
Due to Related Parties	0		$ 269,872				269,872	0
Master Service Agreement [Member] | Autotelic Inc [Member]
Agreement related expenses							$ 276,763	629,617
Master Service Agreement [Member] | Autotelic Inc [Member] | Vyoung Trieu [Member] | Maximum [Member]
Equity ownership percentage			10.00%				10.00%
Securities Purchase Agreement [Member] | Vyoung Trieu [Member]
Amortization of debt discounts					16,444
Securities Purchase Agreement [Member] | Vyoung Trieu [Member] | Convertible Debt [Member]
Principal amount					164,444
Amortization of debt discounts	$ 7,199		$ 19,493				$ 19,493	7,199
Net proceeds from convertible debt					$ 148,000
Artius Consulting Agreement [Member] | Board of Directors [Member] | 2017 Equity Incentive Plan [Member]
Equity ownership percentage		30.00%
Number of restricted shares		148,837
Debt description		The Artius Agreement contemplates that Mr. King will generally provide his services at a rate of $237 per hour, not to exceed 44 hours per month and payable monthly, and to reimburse Mr. King for reasonable and necessary expenses incurred by him or Artius in connection with providing services to the Company
Maida Consulting Agreement [Member] | Dr. Maida [Member]
Agreement related expenses							$ 215,000	$ 135,000
Number of restricted shares							400,000
Debt description							The Company will also pay Dr. Maida $15,000 per month for a minimum of 20 hours per week, in in addition to reimbursement of reasonable and necessary expenses incurred by Dr. Maida in connection with his services to the Company
Number of restricted shares, shares							$ 80,000
Common stock par value			$ 0.20				$ 0.20